Cover	Jan. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2023
Entity File Number	001-35147
Entity Registrant Name	Renren Inc.
Entity Central Index Key	0001509223
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2828 N. Central Avenue FI 7
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Country	US
Entity Address, Postal Zip Code	85004
City Area Code	833
Local Phone Number	258-7482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American depositary shares, each representing 45 Class A ordinary shares [Member]
Title of 12(b) Security	American depositary shares, each representing 45 Class A ordinary shares
Trading Symbol	RENN
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value US$0.001 per share*
Trading Symbol	RENN
Security Exchange Name	NYSE